INCOME TAXES - Schedule of Net Deferred Income Tax Assets/(Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Bermuda economic transition adjustment	$ 483	$ 536
Loss reserves	342	313
Unearned premium reserves	152	152
Depreciation	64	55
Amortization	41	0
Lease liability	36	23
Net operating loss carryforward	24	24
Investment impairments	16	10
Equity compensation	10	10
Foreign tax credits	7	16
Net unrealized investment losses	6	138
Unrealized foreign currency losses	0	35
Capital loss carryforward	0	14
Other assets	25	21
Total deferred tax assets	1,206	1,347
Deferred tax liabilities:
Deferred acquisition costs	176	171
Partnership investments	40	43
Right of use asset	32	19
Deferred investment income	20	12
Benefit plan asset	13	0
Net fair value income	0	74
Other liabilities	25	13
Total deferred tax liabilities	306	332
Net deferred tax assets	900	1,015
Less: Valuation allowance	(28)	(25)
Total net deferred tax assets/(liabilities)	872	990
Income taxes receivable, current	43
Income tax asset, net	915	$ 1,223
United States
Deferred tax liabilities:
Income taxes receivable, current	118
Non-U.S.
Deferred tax assets:
Foreign tax credits	7
Deferred tax liabilities:
Foreign tax payable	$ 75